DUE TO RELATED PARTIES (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 28, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Due to related parties		$ 318,462		$ 318,462		$ 292,397	$ 198,958
Borrowings from related party debt and short-term advances						41,758	10,761
Repayment of related party advances with personal charges on the Company credit card				4,568	$ 1,167	1,167	3,315
Repayments of Related Party Debt						0	23,370
Proceeds from related party loans and advances				13,474	30,187
Repayment of related party loans and advances				20,678	0
Proceeds from issuance of common stock	$ 25,000			0	25,000
Interest Expense, Operating and Nonoperating		16,309	$ 14,369	46,778	40,927	55,954	51,243
Series 2025 Notes
Proceeds from issuance of common stock				25,000
Interest Expense, Operating and Nonoperating		10,849		20,424
Loans From Company Officers
Due to related parties		57,777		57,777		69,549	28,958
Repayment of related party advances with personal charges on the Company credit card				4,568	1,167
Proceeds from related party loans and advances				13,474	30,187
Repayment of related party loans and advances				20,678
Accrued Liability To Contracted Cfo
Due to related parties		254,000	218,000	254,000	218,000	218,000	170,000
Share-Based Payment Arrangement, Expense		12,000	12,000	36,000	36,000
Note Payable To Officer
Due to related parties		4,500		4,500		4,500	0
Interest Expense, Debt		227	121	673	121
Accrued Interest On Note Payable To Officer
Due to related parties		2,185		2,185		348	$ 0
Interest Expense, Debt						$ 348
Director
Interest Expense, Operating and Nonoperating		$ 651	$ 0	$ 1,164	$ 0